Corporate Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Corporate Expenses [Abstract]
Corporate expenses

Note 7. Corporate expenses

	Consolidated
	December 2024	December 2023
	$	$
Accounting expense	104,235	46,255
Professional Fees	11,226	33,039
Management Fees	—	19,125
Audit fees	19,321	—
Entertainment	32,968	—
Insurance	88,879	—
Investor Relation	110,316	—
Public Relation Fee	89,798	—
	456,743	98,419

Note 9. Corporate expenses

	Consolidated
	30 June 2024	30 June 2023
	$	$
Accounting expense	90,147	157,563
Professional fees	45,370	99,829
Management fees	9,125	171,530
Audit fees (non-IPO related)	77,999	—
	222,641	428,922